Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories
Note 20—Inventories

€ million	2025	2024
Current assets
Finished goods	194	40
Work in progress	2	9

Total	196	49
‘Work in Progress’ represents equipment being prepared for delivery to the Group’s customers whereas ‘Finished goods’ is the available on-hand
equipment ready for deliver to customers. The cost of inventories recognized as an expense during the year was EUR 150 million (2024: EUR 69 million).
In 2025 the Group recognized an inventory provision of EUR 6 million (2024: EUR 7 million) based on stock movements in the period.
The adjustments have been included in cost of sales in the consolidated income statement.
As part of the Intelsat acquisition, SES acquired EUR
 164
million of inventory, largely telecommunications systems and parts associated with Intelsat’s Commercial Aviation business.